Vessels, net and advances for vessels under construction - Disposals (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Sale price	$ 130,000	$ 195,000
Carrying value on sale	(80,533)	(144,235)
Other sale expenses	(2,192)	(3,953)
Gain on sale	47,275	46,812	$ (0)
M/V Agamemnon [Member]
Property, Plant and Equipment [Line Items]
Sale price	65,000
Carrying value on sale	(41,806)
Other sale expenses	(1,099)
Gain on sale	22,095
M/V Archimidis [Member]
Property, Plant and Equipment [Line Items]
Sale price	65,000
Carrying value on sale	(38,727)
Other sale expenses	(1,093)
Gain on sale	$ 25,180
M/V CMA CGM Magdalena [Member]
Property, Plant and Equipment [Line Items]
Sale price		99,000
Carrying value on sale		(71,598)
Other sale expenses		(2,018)
Gain on sale		25,384
M/V Adonis [Member]
Property, Plant and Equipment [Line Items]
Sale price		96,000
Carrying value on sale		(72,637)
Other sale expenses		(1,935)
Gain on sale		$ 21,428